Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 636	$ 670,263	$ 160,607
Subscription receivable		25,000
Prepaid expenses	23,716	58,642	1,900,859
Funds receivable on notes payable			70,000
Total current assets	24,352	753,905	2,131,466
Fixed assets:
Property and equipment	6,834	6,834	81,515
Accumulated depreciation	(456)	(114)	(79,177)
Total Fixed Assets	6,378	6,720	2,338
Other assets:
Deferred offering costs	347,908	92,975
Intangible assets, net of amortization	1,629,830	1,558,550	140,300
Total other assets	1,977,738	1,651,525	140,300
Total Assets	2,008,468	2,412,150	2,274,104
Current liabilities:
Accounts payable and accrued liabilities	2,203,434	726,904	97,830
Convertible note payable			128,700
Liability to issue common shares	11,519	3,431	7,400
Short term convertible note payable, net of discounts	621,372		25,415
Third party short term loans, net of discounts			405,646
Short term loan	225,175
Total current liabilities	3,061,500	730,335	664,991
Total Liabilities	3,061,500	730,335	664,991
Commitments and Contingencies
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, authorized 200,000,000 shares, zero Series A; Series B, 81,000 shares issued and outstanding	8	8	29
Common stock, $0.0001 par value, authorized 1,100,000,000 shares; 1,429,129 and 1,426,629 shares issued and outstanding	143	143	83
Additional paid-in capital	11,922,430	10,555,143	3,577,875
Accumulated deficit	(31,041,348)	(26,917,036)	(8,099,627)
Total deficiency in stockholders’ equity	(19,118,767)	(16,361,742)	(4,521,640)
Total Liabilities and Deficiency in Stockholders’ Equity	2,008,468	2,412,150	2,274,104
Series A Preferred Stock [Member]
Current liabilities:
Preferred Stock, Series C, 30,000,000 shares issued and outstanding			1,564,251
Series C Preferred Stock [Member]
Current liabilities:
Preferred Stock, Series C, 30,000,000 shares issued and outstanding	$ 18,065,735	$ 18,043,557	$ 4,566,502